Shareholders’ equity	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Shareholders’ equity

Note 13 Shareholders’ equity

Ordinary shares

The Company was established under the laws of the Cayman Islands on September 30, 2022. The authorized number of ordinary shares was 300,000,000 shares with a par value of US$ 0.0001 per ordinary share.

For the purpose of undertaking an initial public offering (“IPO”) of the Company’s ordinary shares, the Company performed a series of re-organizing transactions resulting in 10,000,000 ordinary shares outstanding effected on November 18, 2022. On December 1, 2023 the Company closed on the IPO. The offering was conducted pursuant to the Company’s registration statement and 1,000,000 ordinary shares were issued at the IPO price of $5.00 per share in the offering. All these shares rank pari passu with the existing shares in all aspects. The Ordinary Shares were approved for listing on The Nasdaq Capital Market and commenced trading under the ticker symbol “FEBO.”

Pursuant to a special resolution passed on September 29, 2025, the authorized share capital of the Company was changed from US$30,300 divided into 303,000,000 shares comprising 300,000,000 ordinary shares of par value of US$0.0001 each and 3,000,000 preference shares of par value of US$0.0001 each, to US$30,300 divided into 303,000,000 shares comprising 285,000,000 class A ordinary shares of par value of US$0.0001 each and 18,000,000 class B ordinary shares of par value of US$0.0001 each. Holders of Class A Ordinary Shares and Class B Ordinary Shares at all times vote together as one class on all resolutions submitted to a vote of the shareholders. Each Class A Ordinary Share entitles the holder thereof to one vote on all matters subject to vote at shareholder meetings, and each Class B Ordinary Share entitles the holder thereof to 20 votes on all matters subject to vote at shareholder meetings. Accordingly, the 8,000,000 issued ordinary shares of par value of US$0.0001 each in the capital of the Company registered in the name of Luxury Max Investments Limited wa redesignated as 8,000,000 issued class B ordinary and the remaining 3,062,500 issued ordinary shares of par value of US$0.0001 each in the capital of the Company registered in the names of various shareholders be redesignated as 3,062,500 issued class A ordinary shares.

The Company believes it is appropriate to reflect the above transactions as re-denomination and nominal issuance of shares on a retroactive basis similar to stock split or dividend pursuant to ASC 260. According to the above transactions, the Company has retroactively adjusted the shares and per share data for all periods presented.

Statutory reserves

In accordance with the relevant PRC laws and regulations, the Group’s subsidiaries in the PRC are required to provide for certain statutory reserves, which are appropriated from net profit as reported in accordance with PRC accounting standards. The Group’s subsidiaries in the PRC are required to allocate at least 10% of their after-tax profits to the general reserve until such reserve has reached 50% of their respective registered capital. Appropriations to other types of reserves in accordance with relevant PRC laws and regulations are to be made at the discretion of the board of directors of each of the Group’s subsidiaries in the PRC. The statutory reserves are restricted from being distributed as dividends under PRC laws and regulations.

On January 11, 2024, the representative of the underwriters partially exercised the over-allotment option and on January 16, 2024 purchased 62,500 ordinary shares at the IPO price of $5.00 per share. All these shares rank pari passu with the existing shares in all aspects.